Income Taxes - Schedule of Significant Components of Deferred Income Tax Assets and Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 5,042	$ 4,313
Valuation allowance	(5,042)	(4,313)
Net deferred tax asset
Exploration and Evaluation Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	98	65
Loss Carry-Forwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,484	3,823
Share Issuance Costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	261	293
Cumulative Eligible Capital [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		34
Equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 200	$ 98